CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2021 ARS ($) $ / $
Contractual commitments [abstract]
Contractual commitments	$ 74,577,183
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	77,433
As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	9,202,133
From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	4,418,609
From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	7,017,160
From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	53,861,848
From 12/31/2026 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	459,056
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	$ 63,493,800	[1]
Exchange rate (in Ps. per dollars) | $ / $	102.72
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	$ 0	[1]
Financial Indebtedness [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	3,466,800	[1]
Financial Indebtedness [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	3,466,800	[1]
Financial Indebtedness [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	3,466,800	[1]
Financial Indebtedness [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	53,093,400	[1]
Financial Indebtedness [Member] | From 12/31/2026 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	7,932,262	[2]
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	4,966,989	[2]
Purchase Obligations [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	183,361	[2]
Purchase Obligations [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	2,781,912	[2]
Purchase Obligations [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member] | From 12/31/2026 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Financial Leases [Member]
Contractual commitments [abstract]
Contractual commitments	3,151,121
Financial Leases [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	77,433
Financial Leases [Member] | As of 12/31/2022 [Member]
Contractual commitments [abstract]
Contractual commitments	768,344
Financial Leases [Member] | From 1/01/2023 to 12/31/2023 [Member]
Contractual commitments [abstract]
Contractual commitments	768,448
Financial Leases [Member] | From 01/01/2024 to 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	768,448
Financial Leases [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	768,448
Financial Leases [Member] | From 12/31/2026 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	$ 459,056

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.